Acquisitions (Details) - USD ($) $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 15, 2021	Aug. 30, 2021	Aug. 06, 2021	Jan. 26, 2021	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Purchase consideration:
Cash paid								$ 20,059
Contingent consideration									$ 6,000
Purchase price allocations:
Goodwill					$ 28,943		$ 28,943		$ 58,522	$ 28,723	$ 86,503
Transaction expenses					$ 1,320	$ 903	$ 10,588	$ 1,452
FNS [Member]
Purchase consideration:
Cash paid				$ 20,059
Rollover equity				2,000
Contingent consideration				8,200
Business combination consideration transferred				30,259
Purchase price allocations:
Property and equipment				9,978
Goodwill				8,082
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total				35,700
Capital lease obligations				(5,441)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total				30,259
FNS [Member] | Customer relationships
Purchase price allocations:
Intangibles				17,370
FNS [Member] | Trademarks and tradenames
Purchase price allocations:
Intangibles				$ 270
Broken Arrow
Purchase consideration:
Cash paid			$ 5,000
Contingent consideration			7,552
Business combination consideration transferred			12,552
Purchase price allocations:
Accounts receivable			5,126
Inventories			133
Prepaid expenses			94
Property and equipment			219
Other long-term assets			32
Goodwill			5,319
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total			16,753
Accounts payable			(1,987)
Accrued expenses			(156)
Contract liabilities			(2,058)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total			12,552
Broken Arrow | Customer relationships
Purchase price allocations:
Intangibles			5,750
Broken Arrow | Trademarks and tradenames
Purchase price allocations:
Intangibles			$ 80
Concurrent
Purchase consideration:
Cash paid		$ 13,828
Rollover equity		6,000
Contingent consideration		7,000
Acquisition debt		14,143
Due from seller		(510)
Business combination consideration transferred		40,461
Purchase price allocations:
Cash		1,289
Accounts receivable		8,458
Inventories		25
Other current assets		10
Property and equipment		5,263
Other long-term assets		60
Goodwill		8,552
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total		46,747
Accounts payable		(1,938)
Accrued expenses		(799)
Contract liabilities		(367)
Capital lease obligations		(3,182)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total		40,461
Concurrent | Customer relationships
Purchase price allocations:
Intangibles		22,330
Concurrent | Trademarks and tradenames
Purchase price allocations:
Intangibles		$ 760
Urban Cable
Purchase consideration:
Cash paid	$ 8,436
Rollover equity	4,000
Contingent consideration	3,450
Due from seller	(151)
Business combination consideration transferred	15,735
Purchase price allocations:
Cash	185
Accounts receivable	3,695
Prepaid expenses	14
Other current assets	28
Property and equipment	1,361
Goodwill	799
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total	17,332
Accounts payable	(1,184)
Accrued expenses	(323)
Capital lease obligations	(90)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total	15,735
Urban Cable | Customer relationships
Purchase price allocations:
Intangibles	10,910
Urban Cable | Trademarks and tradenames
Purchase price allocations:
Intangibles	$ 340